Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations
Discontinued operations

31       Discontinued operations

In December 2021, the Group sold the participation in Aeropuertos Andinos del Perú S.A. (“AAP”).

For the sale of the shares in the associate, the company received USD 5 thousand, while it has committed to make a one-time payment to the buyer for assumed liabilities and future CAPEX commitments of AAP amounting to USD 17.2 million, of which USD 2.5 were paid in 2021 while the remaining USD 14.7 million were paid in four installments between January and December 2022.